Munder Tax-Free Short & Intermediate Bond Fund
Summary Dated March 10, 2011

CLASS A SHARES (MUTAX)	CLASS B SHARES (MUTBX)	CLASS C SHARES (MUTCX)
CLASS K SHARES (MUTKX)	CLASS Y SHARES (MUTYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund online at www.munderfunds.com/prospectus.  You can also get this information free by calling 1-800-468-6337 or by sending an e-mail to fundcontact@munder.com.  The Fund’s Prospectus and Statement of Additional Information, each dated October 30, 2010, as supplemented, are incorporated by reference into (and are considered part of) this Summary Prospectus.

INVESTMENT OBJECTIVE
The Fund’s investment objective is to protect capital while providing a competitive level of tax-exempt income.

FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 9 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2%(a)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses	0.55%	0.56%	0.55%	0.81%	0.54%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses Before Waivers and Reimbursements (e)	1.21%	1.97%	1.96%	1.22%	0.95%
Fee Waivers and/or Expense Reimbursements (f)	-0.55%	-0.56%	-0.55%	-0.56%	-0.54%
Total Net Annual Operating Expenses (e)(f)	0.66%	1.41%	1.41%	0.66%	0.41%
(a) The sales charge declines as the amount invested increases.
(b) A 0.50% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $250,000 or more and if the Fund’s distributor paid a sales commission on the purchase.
(c) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
(d) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
(e) Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).
(f) Pursuant to an Expense Limitation Agreement, MCM has agreed contractually through at least October 31, 2011 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 0.65% for Class A and K shares, 1.40% for Class B and C shares, and 0.40% for Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
1 Year	$266	$644	$244	$67	$42
3 Years	$523	$864	$562	$332	$248
5 Years	$800	$1,211	$1,006	$617	$472
10 Years	$1,590	$2,052	$2,240	$1,428	$1,117

You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
1 Year	$266	$144	$144	$67	$42
3 Years	$523	$564	$562	$332	$248
5 Years	$800	$1,011	$1,006	$617	$472
10 Years	$1,590	$2,052	$2,240	$1,428	$1,117
The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues its investment objective by investing, under normal circumstances, at least 80% of the Fund’s assets in bonds. This investment strategy may not be changed without 60 days’ prior notice to shareholders. The Fund is also subject to a “fundamental” investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities the income from which is exempt from regular federal income tax.  The Fund may, however, invest up to 20% of its assets in securities whose income is not considered exempt from regular federal income tax, including bonds subject to AMT and other taxable obligations.  For purposes of these investment strategies, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The advisor utilizes a quantitative approach to build an overall portfolio of municipal bonds (i.e., insured, pre-refunded, general obligation and revenue bonds) designed to achieve the best risk/reward profile.  The advisor uses a fundamental approach to make individual security investment decisions.

The municipal bonds in which the Fund will invest will generally be rated A or better, or if unrated, of comparable quality. The Fund’s dollar-weighted average maturity will generally range between two and seven years.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may invest in exchange-traded funds (ETFs).

Cash will typically be invested in one or more money market funds that primarily hold municipal obligations.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk
The Fund may lose money if an issuer of a bond is unable or unwilling to make timely or principal and/or interest payments or to otherwise honor its payment obligations.  Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility.  A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk
The value of a bond may decline due to an increase in the absolute level of interest rates, or changes in the spread between two rates, the shape of the yield curve or any other interest rate relationship.  Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

Prepayment Risk
The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value.

Municipal Securities Risk
The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities markets.  There could be changes in applicable tax laws or tax treatments that reduce or eliminate current federal income tax exemption on municipal securities and otherwise adversely affect the current federal or state tax status of municipal securities.  Such changes also may adversely impact the value of municipal securities owned by the Fund and, as a result, the value of the Fund.

When-Issued Securities and Delayed Delivery Risk
A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date. In some cases, the Fund may sell a security on a delayed delivery basis that it does not own, which may subject the Fund to additional risks generally associated with short sales. Among other things, the market price of the security may increase after the Fund enters into the delayed delivery transaction, and the Fund will suffer a loss when it purchases the security at a higher price in order to make delivery. In addition, the Fund may not always be able to purchase the security it is obligated to deliver at a particular time or at an acceptable price.

Money Market Fund Risk
When the Fund invests in a money market fund, the Fund will bear additional expenses based on its pro rata share of the money market fund’s operating expenses, including advisory fees. In addition, the Fund is subject to all of the risks of investment in each of the money market fund’s holdings.

ETF Risk
ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index and a blend of two broad-based securities market indices designed to measure the performance of fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding (other than alternative minimum tax bonds and airline, hospital, housing, and tobacco bonds), maturities between one and ten years, issuances within the last five years in transactions of at least $75 million, ratings of at least Aa3/AA– or higher, at least one year until maturity. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

TOTAL RETURN (%)
per calendar year
YTD through 9/30/10:	3.76%
Best Quarter:	3.96%	(quarter ended 12/31/08)
Worst Quarter:	-1.98%	(quarter ended 6/30/04)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2009 (including maximum sales charges)	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS Y (Inception 12/17/92)
Return Before Taxes	5.25	3.55	4.09	4.17
Return After Taxes on Distributions	5.20	3.51	4.02	3.66
Return After Taxes on Distributions and Sale of Fund Shares	4.56	3.47	3.96	3.65
Barclays Capital Municipal Managed Money Short Term Index (Barclays Capital 5-Year General Obligation Bond Index for periods prior to 7/1/93) (reflects no deductions for fees, expenses or taxes)	5.80	3.98	4.46	4.59
50%/50% Blend of Barclays Capital Municipal Managed Money Short Term Index & Barclays Capital Managed Money Short/Intermediate Index (5-Yr. GO) (reflects no deductions for fees, expenses or taxes)	6.21	4.23	4.91	4.93
CLASS A (Inception 11/30/92)
Return Before Taxes	0.80	2.46	3.40	3.68
Barclays Capital Municipal Managed Money Short Term Index (Barclays Capital 5-Year General Obligation Bond Index for periods prior to 7/1/93) (reflects no deductions for fees, expenses or taxes)	5.80	3.98	4.46	4.61
50%/50% Blend of Barclays Capital Municipal Managed Money Short Term Index & Barclays Capital Managed Money Short/Intermediate Index (5-Yr. GO) (reflects no deductions for fees, expenses or taxes)	6.21	4.23	4.91	4.94
CLASS B (Inception 5/16/96)
Return Before Taxes	-0.88	2.17	3.21	3.36
Barclays Capital Municipal Managed Money Short Term Index (reflects no deductions for fees, expenses or taxes)	5.80	3.98	4.46	4.46
50%/50% Blend of Barclays Capital Municipal Managed Money Short Term Index & Barclays Capital Managed Money Short/Intermediate Index (reflects no deductions for fees, expenses or taxes)	6.21	4.23	4.91	4.85
CLASS C (Inception 7/8/98)
Return Before Taxes	3.18	2.51	3.05	2.83
Barclays Capital Municipal Managed Money Short Term Index (reflects no deductions for fees, expenses or taxes)	5.80	3.98	4.46	4.30
50%/50% Blend of Barclays Capital Municipal Managed Money Short Term Index & Barclays Capital Managed Money Short/Intermediate Index (reflects no deductions for fees, expenses or taxes)	6.21	4.23	4.91	4.64
CLASS K (Inception 2/9/87)
Return Before Taxes	5.00	3.30	3.82	4.56
Barclays Capital Municipal Managed Money Short Term Index (Barclays Capital 5-Year General Obligation Bond Index for periods prior to 7/1/93) (reflects no deductions for fees, expenses or taxes)	5.80	3.98	4.46	5.18
50%/50% Blend of Barclays Capital Municipal Managed Money Short Term Index & Barclays Capital Managed Money Short/Intermediate Index (5-Yr. GO) (reflects no deductions for fees, expenses or taxes)	6.21	4.23	4.91	5.43

The index returns from inception for Class Y, A, B, C and K shares are as of 1/1/93, 12/1/92, 6/1/96, 7/1/98 and 2/1/87, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C and K shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

MANAGEMENT
Munder Capital Management (MCM) is the investment advisor of the Fund. Adam C. Thayer, CFA, Senior Portfolio Manager of MCM, is the portfolio manager for the Fund and has been a member of the Fund’s portfolio management team since 2003.

PURCHASES AND SALES OF FUND SHARES
Please consult the Prospectus for eligibility requirements.  The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A, B and C Shares	Class K Shares	Class Y Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts
No minimum investment requirement
$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment.  Any purchase orders for Class B shares of the Fund (other than an exchange or a distribution reinvestment) will automatically be invested in Class A shares of the Fund subject to the front-end sales charge that generally applies to Class A shares.

Shares of the Fund are redeemable.  You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.